Annual Total Returns- Alger Mid Cap Growth Fund - Z (Class Z Shares) [BarChart] - Class Z Shares - Alger Mid Cap Growth Fund - ABC - Class Z	2016	2017	2018	2019	2020
Total	1.14%	29.98%	(7.11%)	30.27%	64.08%